Filed Pursuant to Rule
497(e) under the
Securities Act of 1933.
Registration No.33-84186

Fairport Funds
Fairport Midwest Growth Fund
Fairport Growth & Income Fund
Fairport Government Securities Fund


Supplement dated June 28, 1999 to Prospectus dated March 1, 1999 and Statement of Additional Information dated March 1, 1999


The information below supplements and replaces any contrary information contained in the Prospectus and Statement of Additional Information.


Effective June 28, 1999 please send any additional investments you wish to make by mail to:

			First Data Investor Services Group, Inc.
			211 South Gulph Road
                        P.O. Box 61767
			King of Prussia, PA 19406

Effective June 28, 1999 investments made by bank wire should be sent using the following instructions:

			Boston Safe Deposit & Trust
			ABA#:  011001234
			Credit:  (Insert Name of Your Fund)
			Acct#:  005002
			FBO:    (Insert Shareholder name and account number)


Please note, when making an initial purchase by wire, you must first telephone the transfer agent at (800) 332-6459 to receive an account number.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE
 First Data Investor Services, Inc.
 3200 Horizon Drive
 King of Prussia, PA 19406-0903

June 24, 1999


Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549


Re: Fairport Funds (the ?Registrant?)
       File No.: 33-84186


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement to the Prospectus and Statement of Additional Information dated March 1, 1999, as supplemented June 28, 1999.

The purpose of this filing is to replace the current information concerning the address to which additional investments by mail or investments by wire may be sent.

Should you have any questions, comments or require further information, I can be reached directly at (610) 239-4567.
Thank you for your continued courtesy and cooperation.

Sincerely,
Christine Mason
Compliance Administrator

cc:


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